Components of Long-Term Debt and Lines of Credit (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Senior Credit Facility
Debt Instrument [Line Items]
Average interest rate	2.50%	2.50%
Second Lien Credit Agreement
Debt Instrument [Line Items]
Average interest rate	7.30%	8.30%
Other Loans and Notes Payable
Debt Instrument [Line Items]
Average interest rate	4.50%	2.30%